COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies Tables
Future Rental Commitments Under Operating Leases
December 31,

2016	$647
2017	1,374
2018	1,028
2019	754
2020 and after	804
$4,607